Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.82%)
Lifetime (1/10/07 - 12/31/11)	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Average Annual Return:
1 Year	(3.86%)
Lifetime (1/10/07 - 12/31/11)	(5.48%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(5.36%)
Lifetime (1/10/07 - 12/31/11)	(7.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.53%)
Lifetime (1/10/07 - 12/31/11)	(5.47%)
(Delaware Global Real Estate Opportunities Fund - Retail) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.82%)
Lifetime (1/10/07 - 12/31/11)	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Average Annual Return:
1 Year	(9.65%)
Lifetime (1/10/07 - 12/31/11)	(6.83%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
Lifetime (1/10/07 - 12/31/11)	(8.38%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.29%)
Lifetime (1/10/07 - 12/31/11)	(6.50%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class C
Average Annual Return:
1 Year
Lifetime (1/10/07 - 12/31/11)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class R
Average Annual Return:
1 Year
Lifetime (1/10/07 - 12/31/11)